Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Columbia Strategic Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		0.24%	1.68%	3.18%
Columbia Strategic Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		3.41%	1.89%	2.91%
Columbia Strategic Income Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		5.46%	2.92%	3.95%
Columbia Strategic Income Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		5.49%	2.97%	3.99%
Columbia Strategic Income Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		5.57%	3.02%	4.03%
Columbia Strategic Income Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		4.92%	2.42%	3.41%
Columbia Strategic Income Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	5.41%	2.70%	3.70%
Without Sales Load [Member] | Columbia Strategic Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		5.22%	2.66%	3.68%
Without Sales Load [Member] | Columbia Strategic Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		4.41%	1.89%	2.91%
JPMorgan Emerging Markets Bond Index - Global [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Bond Index - Global
Average Annual Return, Percent		7.96%	1.55%	3.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.14%	(0.68%)	1.80%
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return, Percent		8.14%	5.13%	5.70%
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return, Percent		2.79%	(4.39%)	(0.22%)

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.